Fees to auditors	12 Months Ended
Dec. 31, 2023
Fees to auditors
Fees to auditors

Note 23. Fees to auditors

The following table presents the fees to our independent registered public accounting firm, EY Godkendt Revisionspartnerselskab, recognized in general and administrative expenses in the consolidated statements of comprehensive loss for the years ended December 31, 2023, and 2022. This note was prepared in accordance with the requirements of the Danish Financial Statements Act:

	Years Ended December 31,
	2023	2022

	(USD in thousands)
Audit fees	$309	$172
Audit related fees	94	50
Other fees	57	156
Total fees	$460	$378

Audit fees

Audit fees consist of fees billed for professional services rendered by EY for the audit of our annual consolidated financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit-related fees

Audit-related fees consist of assurance and related services performed by EY that are reasonably related to the performance of the audit or review of our consolidated financial statements and are not reported under “Audit-Related fees.”

Other fees

Other fees consist of services provided by EY for other permitted services, including fees for work performed by EY in connection with the Company’s capital raises.